ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES AND PROVISION FOR LOSSES OF ADVANCES TO SUPPLIERS	12 Months Ended
Dec. 31, 2015
ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES AND PROVISION FOR LOSSES OF ADVANCES TO SUPPLIERS
ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES AND PROVISION FOR LOSSES OF ADVANCES TO SUPPLIERS

3.ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES AND PROVISION FOR LOSSES OF ADVANCES TO SUPPLIERS

Accounts receivable are recorded at the amount due from customers for the sales of products sold and service rendered. An allowance for doubtful accounts is provided based on the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable. The Company assesses collectability of accounts receivable by analyzing specific customer accounts that have known or potential doubt as to collectability. In addition to the specific allowance applied on the balance of individual customers, the Company groups the remaining receivables without specific allowance based on overdue aging. An estimated loss percentage is then applied to each overdue aging group based on historical collection experiences, previous loss history and current credit conditions. The following table presents the movement of the allowance for doubtful accounts:

	At December 31,
	2013	2014	2015
	$	$	$
Balance, beginning of the year	106,825,173	97,057,810	69,905,290
Allowance made (reversed) during the year	257,932	(7,380,299)	(12,952,252)
Amount written-off against allowance	(10,025,295)	(19,772,221)	(4,221,610)

Balance, end of the year	97,057,810	69,905,290	52,731,428

In order to secure a stable supply of silicon and wafer, the Company makes advances to certain suppliers. Advances to suppliers which the Company expects to take delivery of the inventory after the next twelve months are classified as non-current assets in the Company’s consolidated balance sheets. The Company monitors suppliers to ensure the timely delivery of goods in accordance with agreed schedules, and assesses the recoverability of advances to suppliers by analyzing specific supplier accounts that have known or potential settlement issues. The Company reversed provision for losses of advances to suppliers totaling nil, $1.1 million and nil, respectively, during the year ended December 31, 2013, 2014 and 2015.